Asset Purchase (Details) (USD $)	0 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended		6 Months Ended		0 Months Ended		6 Months Ended		0 Months Ended		0 Months Ended					12 Months Ended
	Jun. 28, 2012	May 27, 2011	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Oct. 28, 2011	Sep. 30, 2012 Agreement to Acquire Intangible Assets [Member]	Mar. 31, 2012 Agreement to Acquire Intangible Assets [Member]	Jun. 28, 2012 Agreement to Acquire Intangible Assets [Member]	Sep. 30, 2012 May 2011 Shares [Member] Agreement to Acquire Intangible Assets [Member]	Sep. 30, 2012 June2012 Shares [Member] Agreement to Acquire Intangible Assets [Member]	Jun. 02, 2011 Warrant [Member]	Jun. 22, 2011 Warrant [Member]	Sep. 30, 2012 May 201 Warrants [Member] Agreement to Acquire Intangible Assets [Member]	Sep. 30, 2012 June 2012 Warrants [Member] Agreement to Acquire Intangible Assets [Member]	Jun. 28, 2012 Restricted Stock [Member] Agreement to Acquire Intangible Assets [Member]	Jun. 28, 2012 Common Stock Purchase Warrants [Member]	Jun. 28, 2012 Common Stock Purchase Warrants [Member] Agreement to Acquire Intangible Assets [Member]	May 27, 2011 Common Stock Purchase Warrants [Member] Agreement to Acquire Intangible Assets [Member]	May 27, 2011 Certain Assets [Member] Agreement to Acquire Intangible Assets [Member]	May 27, 2011 Certain Assets [Member] Common Stock [Member] Agreement to Acquire Intangible Assets [Member]	May 27, 2011 Certain Assets [Member] Common Stock Purchase Warrants [Member] Agreement to Acquire Intangible Assets [Member]	Mar. 31, 2012 Certain International Rights [Member] Agreement to Acquire Intangible Assets [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Shares issued for intangible assets																	250,000		250,000			250,000
Common shares issued towards asset acquisition			$ 860,112	$ 500,000	$ 500,000																	$ 500,000
Cash paid to acquire intangibles	1,560,000	1,620,000	1,565,525																		25,000			7,000
Warrants issued for intangibles																							50,000
Exercise price of warrants							1.0						3.15	0.82				7.0	0.64	7.0			7.0
Length of term													3 years						3 years	3 years			3 years
Fair value of warrants issued													205,962
Obligations for purchase of intangibles	10,000	5,000
Transaction costs
Fair value of consideration transferred under agreement									729,450		500,000	257,500			168,320	235,756							162,000
Adjusted exercise price of warrants										1.0									1.0
Other liabilities - long term			40,000
Additional cash paid to acquire intangibles								57,640
Intangible asset purchased			2,839,216					2,839,216
Warrant modification			$ 241,880												$ 6,000